Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 471,198	$ 132,752
Total Cost of Revenue	308,320	76,293
Gross profit	162,878	56,459
Operating expenses:
Selling and marketing	26,860	18,356
General and administrative	115,390	140,678
Total operating expenses	142,250	159,034
Income (loss) from operations	20,628	(102,575)
Other income (loss):
Interest income, net	25	9
Other expense, net	(538)	(583)
Other loss, net	(513)	(574)
Income (loss) before income taxes	20,115	(103,149)
Income taxes
Net income (loss)	20,115	(103,149)
Other comprehensive income (loss):
Foreign currency translation adjustment	320	3,017
Comprehensive income (loss)	$ 20,435	$ (100,132)
Earnings (loss) per common share, basic	$ 0.00	$ (0.00)
Earnings (loss) per common share, diluted	$ 0.00	$ (0.00)
Weighted average number of shares outstanding, basic	45,518,000	45,501,016
Weighted average number of shares outstanding, diluted	45,518,000	45,501,016
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 460,939	$ 54,720
Total Cost of Revenue	300,395	31,588
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	10,259	78,032
Total Cost of Revenue	$ 7,925	$ 44,705